Segmental analysis - Net fees and commissions (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Fees and commissions receivable
Payment services	£ 520	£ 510
Credit and debit card fees	334	334
Lending and financing	384	347
Brokerage	42	42
Investment management, trustee and fiduciary services	147	128
Underwriting fees	93	71
Other	47	27
Total	1,567	1,459
Fees and commissions payable	(348)	(315)
Net fees and commissions	1,219	1,144
Retail Banking
Fees and commissions receivable
Payment services	165	159
Credit and debit card fees	196	197
Lending and financing	9	8
Brokerage	17	18
Investment management, trustee and fiduciary services	1	1
Other	4	1
Total	392	384
Fees and commissions payable	(181)	(178)
Net fees and commissions	211	206
Private Banking
Fees and commissions receivable
Payment services	20	16
Credit and debit card fees	6	6
Lending and financing	3	3
Brokerage	4	3
Investment management, trustee and fiduciary services	113	105
Other	6	2
Total	152	135
Fees and commissions payable	(10)	(10)
Net fees and commissions	142	125
Commercial & Institutional
Fees and commissions receivable
Payment services	335	332
Credit and debit card fees	130	129
Lending and financing	372	335
Brokerage	21	21
Investment management, trustee and fiduciary services	24	22
Underwriting fees	93	71
Other	52	31
Total	1,027	941
Fees and commissions payable	(161)	(120)
Net fees and commissions	866	821
Central Items and other
Fees and commissions receivable
Payment services		3
Credit and debit card fees	2	2
Lending and financing		1
Investment management, trustee and fiduciary services	9
Other	(15)	(7)
Total	(4)	(1)
Fees and commissions payable	£ 4	(7)
Net fees and commissions		£ (8)